ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Details) - USD ($)		6 Months Ended
	Apr. 28, 2018	Jun. 30, 2024	Jun. 30, 2023	May 20, 2022	Feb. 16, 2022	Jan. 14, 2022	Jun. 15, 2021	Oct. 28, 2020	Feb. 09, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Professional fees		$ 257,844	$ 373,921
Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held		100.00%
Mingda Beijing | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held				8.00%			8.00%
MDJM UK | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held				41.00%			51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held							41.00%
MDJM Hong Kong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%							100.00%
MDJM UK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%						100.00%
MD Japan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%				100.00%
MD German
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%			100.00%
Mingda Tianjin | Mingda Beijing | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity	100.00%
Term of the business agreement	10 years